Deferred Income Tax - Summary of Deductible and Taxable Temporary Differences in Deferred Tax (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Deferred tax liabilities	€ 2,338	€ 2,209
Deferred tax assets	(67)	(71)
Net deferred income tax liability	2,271	2,138	€ 1,571
Deferred income tax assets (deductible temporary differences)
Deficits on Group retirement benefit obligations (note 29)	91	95
Revaluation of derivative financial instruments to fair value	7	13
Tax loss carryforwards	152	153
Share-based payment expense	32	21
Provisions for liabilities and working capital-related items	257	266
Lease liabilities	283
Other deductible temporary differences	23	39
Total	€ 845	€ 587